Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 4-57 - Franklin Rising Dividends VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213